Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	Apr. 22, 2021	Mar. 01, 2021
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 2,300,000
Debenture percentage		3.50%
Diligence and structuring fee		$ 10,000
Subsequent description		The Debenture Holder may convert the Debenture in its sole discretion to Company’s common shares at any time at the lower of $2.50 or 95% of the average of the two lowest daily VWAPs during the ten consecutive trading days immediately preceding the conversion date, provided that the conversion price may not be less than $0.50 (the “Floor Price”). The Debenture Holder may not convert any portion of a Debenture if such conversion would result in the Debenture Holder beneficially owning more than 4.99% of Company’s then issued and common shares, provided that such limitation may be waived by the Debenture Holder with 65 days’ notice. Any time after the issuance of a Debenture that the daily VWAP is less than the Floor Price for a period of 10 consecutive trading days (each such occurrence, a “Triggering Event”) and only for so long as such conditions exist after a Triggering Event, the Company shall make monthly payments beginning on the 30th day after the date of the Triggering Event. Each monthly payment shall be in an amount equal to the sum of (i) the principal amount outstanding as of the date of the Triggering Event divided by the number of such monthly payments until maturity, (ii) a redemption premium of 20% of such principal amount and (iii) accrued and unpaid interest hereunder as of each payment date.
Geniusland International Capital Ltd [Member]
Subsequent Events (Details) [Line Items]
Issue of ordinary shares	$ 1,000,000